SIGNIFICANT ACCOUNTING POLICIES	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

As of the date of these financial statements, the Company has not conducted any substantive operations. Management believes that the financial statements include all necessary adjustments to fairly present the Company’s financial position, results of operations, and cash flows.

Emerging Growth Company

The Company is a newly formed entity under the Parent’s business combination structure. The Company will only qualify as an “emerging growth company” after the business combination has been completed and a publicly traded operating company exists.

As modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and the emerging growth company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Risk and Uncertainties

The primary risk faced by the Company is the successful completion of the business combination with PrimeGen US, Inc. by the Parent within the specified time period. Additionally, the Company faces risks associated with the changes in market conditions that could affect the Parent’s ability to close the business combination.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of March 31, 2026 and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes was deemed to be immaterial for the period from January 29, 2026 (inception) through March 31, 2026.

Loss Per Share

The Company computes basic loss per share (“EPS”) by dividing net loss by the weighted average number of common stock shares outstanding for the reporting period. Diluted earnings per share is calculated by dividing net loss by the weighted average number of common stock shares equivalents outstanding. During the periods when there are anti-dilutive, common stock share equivalents, if any, are not considered in the computation. As of March 31, 2026, the Company issued 1 share of common stock to the Parent, and there are no outstanding common stock equivalents or potentially dilutive securities.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 since inception. Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statement.

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

As of the date of these financial statements, the Company has not conducted any substantive operations. Management believes that the financial statements include all necessary adjustments to fairly present the Company’s financial position, results of operations, and cash flows.

Emerging Growth Company

The Company is a newly formed entity under the Parent’s business combination structure. The Company will only qualify as an “emerging growth company” after the business combination has been completed and a publicly traded operating company exists.

As modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and the emerging growth company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Risk and Uncertainties

The primary risk faced by the Company is the successful completion of the business combination with PrimeGen US, Inc. by the Parent within the specified time period. Additionally, the Company faces risks associated with the changes in market conditions that could affect the Parent’s ability to close the business combination.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of June 30, 2026 and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes was deemed to be immaterial for the period from January 29, 2026 (inception) through June 30, 2026.

Loss Per Share

The Company computes basic loss per share (“EPS”) by dividing net loss by the weighted average number of common stock shares outstanding for the reporting period. Diluted earnings per share is calculated by dividing net loss by the weighted average number of common stock shares equivalents outstanding. During the periods when there are anti-dilutive, common stock share equivalents, if any, are not considered in the computation. As of June 30, 2026, the Company issued 1 share of common stock to the Parent, and there are no outstanding common stock equivalents or potentially dilutive securities.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 since inception. Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statement.

DT Cloud Star Acquisition Corp [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These accompanying financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the SEC.

The accompanying unaudited financial statements as of June 30, 2026, and for the three and six months ended June 30, 2026 have been prepared in accordance with U.S. GAAP for interim financial information and Article 8 of Regulation S-X. In the opinion of management, all adjustments considered for a fair presentation have been included. Operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the period ending December 31, 2026, or any future period.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $341 and $461 in cash as of June 30, 2026 and December 31, 2025, respectively.

Marketable Securities Held in Trust Account

The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned and in unrealized gains on marketable securities held in Trust Account, in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. The Company had $18,421,078 and $17,876,466 of marketable securities held in the Trust Account as of June 30, 2026 and December 31, 2025, respectively.

During the three and six months ended June 30, 2026, interest earned in the Trust Account amounted to $161,596 and $319,612, of which $108,188 and $266,204 was reinvested in the Trust Account, $53,408  and $53,408 was recognized as unrealized gain on investments held in the Trust Account. During the three and six months ended June 30, 2025, interest earned in the Trust Account amounted to $742,159 and $1,479,865, of which $497,026 and $1,234,732 was reinvested in the Trust Account, $245,133 and $245,133 was recognized as unrealized gain on investments held in the Trust Account.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. Offering costs consisted of legal, accounting, and other costs incurred that were directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Rights were charged to the shareholders’ equity. Offering costs allocated to the ordinary shares were charged against the carrying value of ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Ordinary Share Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of June 30, 2026, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in capital and accumulated deficit if additional paid in capital equals to zero. The interest earned by the marketable security held in trust, and the extension fee invest into the marketable security held in trust, were also recognized in redemption value against additional paid-in capital and accumulated deficit immediately.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Income Taxes

Income taxes are determined in accordance with the provisions of Accounting Standards Codification Topic 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their unaudited financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the unaudited financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2026  and December 31, 2025 . The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

On August 16, 2022, the U.S. Government enacted legislation commonly referred to as the Inflation Reduction Act. The main provisions of the Inflation Reduction Act (the “IR Act”) that we anticipate may impact us is a 1% excise tax on share repurchases. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Because there is possibility that the Company may acquire a U.S. domestic corporation or engage in a transaction in which a domestic corporation becomes parent or affiliate to the Company and the Company may become a “covered corporation” as a listed Company on Nasdaq. The management team has evaluated the IR Act as of June 30, 2026 and does not believe it would have a material effect on the Company, and will continue to evaluate its impact.

Net Income (Loss) per Share

The Company calculates net income (loss) per share in accordance with ASC Topic 260, “Earnings per Share.” In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable ordinary shares and non-redeemable ordinary shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable ordinary shares. Any remeasurement of the accretion to the redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public stockholders.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The calculation of diluted income (loss) per ordinary shares does not consider the effect of the rights issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the rights are contingent upon the occurrence of future events. As of June 30, 2026 the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares in the earnings of the Company. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the period presented.

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Three Months ended June 30, 2026	For the Three Months ended June 30, 2025
Net income	$35,535	$631,498

Less: Interest earned in Trust Account to be allocated to redeemable shares	(161,596)	(742,159)
Net loss excluding investment income in Trust Account	(126,061)	(110,661)

	For the Six Months ended June 30, 2026	For the Six Months ended June 30, 2025
Net income (loss)	$(74,754)	$1,261,782

Less: Interest earned in Trust Account to be allocated to redeemable shares	(319,612)	(1,479,865)
Net loss excluding investment income in Trust Account	(394,366)	(218,083)

	For the Three Months Ended		For the Three Months Ended
	June 30, 2026		June 30, 2025
	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable
	Ordinary Share	Ordinary Share	Ordinary Share	Ordinary Share
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(69,041)	$(57,020)	$(24,876)	$(85,785)
Interest earned in Trust Account	-	161,596	-	742,159
Allocation of net income (loss)	$(69,041)	$104,576	$(24,876)	$656,374
Denominators:
Weighted-average shares outstanding	2,000,900	1,652,509	2,000,900	6,900,000
Basic and diluted net income (loss) per share	$(0.035)	$0.063	$(0.012)	$0.095

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

	For the Six Months Ended		For the Six Months Ended
	June 30, 2026		June 30, 2025
	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable
	Ordinary Share	Ordinary Share	Ordinary Share	Ordinary Share
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(215,986)	$(178,380)	$(49,025)	$(169,058)
Interest earned in Trust Account	-	319,612	-	1,479,865
Allocation of net income (loss)	$(215,986)	$141,232	$(49,025)	$1,310,807
Denominators:
Weighted-average shares outstanding	2,000,900	1,652,509	2,000,900	6,900,000
Basic and diluted net income (loss) per share	$(0.108)	0.085	$(0.025)	0.190

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature. Please refer to Note 8.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as allexisting segment disclosuresand reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024. See Note 9 Segment and Geographic Information in the accompanying notes to the consolidated financial statements for further detail.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s audited financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $461 and $411,429 in cash as of December 31, 2025 and 2024, respectively.

Cash and Marketable Securities Held in Trust Account

The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned and unrealized gain on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. The Company had $17,876,466 and $70,456,287 marketable securities held in the Trust Account as of December 31, 2025 and 2024, respectively.

During the year ended December 31, 2025, interest earned in the Trust Account amounted to $2,683,684 , of which $2,626,342 was reinvested in the Trust Account, $57,342 was recognized as unrealized gain on investments held in the Trust Account. During the year ended December 31, 2024, interest earned in the Trust Account amounted to $1,456,287, of which $1,192,605 was reinvested in the Trust Account, $263,682 was recognized as unrealized gain on investments held in the Trust Account.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. Offering costs consisted of legal, accounting, and other costs incurred that were directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Rights were charged to the shareholders’ equity. Offering costs allocated to the ordinary shares were charged against the carrying value of ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Ordinary Share Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2025, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in capital and accumulated deficit if additional paid in capital equals to zero. The interest earned by the marketable security held in trust, and the extension fee invest into the marketable security held in trust, were also recognized in redemption value against additional paid-in capital and accumulated deficit immediately.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

Income Taxes

Income taxes are determined in accordance with the provisions of Accounting Standards Codification Topic 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their audited financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the audited financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2025 and 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

On August 16, 2022, the U.S. Government enacted legislation commonly referred to as the Inflation Reduction Act. The main provisions of the Inflation Reduction Act (the “IR Act”) that we anticipate may impact us is a 1% excise tax on share repurchases. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Because there is possibility that the Company may acquire a U.S. domestic corporation or engage in a transaction in which a domestic corporation becomes parent or affiliate to the Company and the Company may become a “covered corporation” as a listed Company in Nasdaq. The management team has evaluated the IR Act as of December 31, 2025 and does not believe it would have a material effect on the Company, and will continue to evaluate its impact.

Net Income (Loss) per Share

The Company calculates net income (loss) per share in accordance with ASC Topic 260, “Earnings per Share.” In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable ordinary shares and non-redeemable ordinary shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable ordinary shares. Any remeasurement of the accretion to the redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public stockholders.

The calculation of diluted income (loss) per ordinary shares does not consider the effect of the rights issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the rights are contingent upon the occurrence of future events. As of December 31, 2025, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares in the earnings of the Company. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the period presented.

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Year ended December 31, 2025	For the Year ended December 31, 2024
Net income	$2,132,715	$1,193,616
Less: Remeasurement to redemption value		(8,858,237)
Less: Interest earned in Trust Account to be allocated to redeemable shares	(2,683,684)	(1,456,287)
Net loss excluding investment income in Trust Account	(550,969)	(9,120,908)

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

	For the Year Ended		For the Year Ended
	December 31, 2025		December 31, 2024
	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable
	Ordinary Share	Ordinary Share	Ordinary Share	Ordinary Share
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(133,101)	$(417,868)	$(3,334,160)	$(5,786,748)
Interest earned in Trust Account	-	2,683,684	-	1,456,287
Accretion of temporary equity	-	-	-	8,858,237
Allocation of net (loss) income	$(133,101)	$2,265,816	$(3,334,160)	$4,527,776
Denominators:
Weighted-average shares outstanding	2,000,900	6,281,802	1,716,236	2,978,689
Basic and diluted net income (loss) per share	$(0.07)	$0.36	$(1.94)	$1.52

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature. Please refer to Note 8.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segment’s significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07during the year ended December 31, 2024. See Note 9 Segment reporting in the accompanying notes to the consolidated financial statements for further detail.

PRIMEGEN US, INC. [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”), and the requirements of the U.S. Securities and Exchange Commission (the “SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. Accordingly, they do not include all of the information and footnotes normally included in financial statements prepared in conformity with U.S. GAAP. They should be read in conjunction with the financial statements and notes thereto included in the Company’s 2025 audited financial statements.

The accompanying financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its financial position and results of operations for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

Going Concern

The preparation of financial statements in conformity with GAAP contemplates continuation of the Company as a going concern. The Company has negative working capital, negative cash flow from operations and has no assurance of future revenue. The Company had accumulated net losses of $39,297,017 (unaudited) through June 30, 2026. The Company’s current operations are funded by loans and the sale of stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plan to continue as a going concern is to raise additional equity capital until it can obtain FDA approval and begin to market its technology. No adjustments have been made to the carrying value of assets and classification of liabilities as a result of this uncertainty.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported periods. Amounts could materially change in the future.

Cash and Cash Equivalents

The Company considers all highly liquid holdings with maturities of three months or less at the time of purchase to be cash equivalents. The Company had no cash equivalents at June 30, 2026 (unaudited) or December 31, 2025. The Company maintains cash balances that at times exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in these accounts and believes it is not exposed to any credit risk in this area.

Inventory

Inventory consists of finished goods valued at the lower of cost (using the first-in, first-out method) or net realizable value.

Property and Equipment

Property and equipment are recorded at historical cost and depreciated on a straight-line basis over their estimated useful lives of 5 years once the individual assets are placed in service. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvements or the remaining lease term. Depreciation and amortization expense for the six months ended June 30, 2026 and 2025 amounted to $33,677 (unaudited) and $13,941 (unaudited), respectively.

Leases

The Company accounts for its leases in accordance with the provisions of FASB Accounting Standards Codification (“ASC”) 842, Leases, which requires, among other things, the recognition of a right-of-use (“ROU”) asset and lease liability, measured on a discounted basis, on the balance sheet for all leases with terms greater than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company has elected to not separate non-lease components from lease components.

Long-Lived Assets

In accordance with ASC 360-10, Property, Plant and Equipment, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. There was no impairment of long-lived assets identified during the six months ended June 30, 2026 and 2025.

Revenue Recognition

Revenue under ASC Topic 606, Revenue from Contracts with Customers is recognized when the promised goods or services are transferred to customers, in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services. The Company’s revenue represents the sale of biomedical products to customers. Revenue is recognized at the time of shipment.

Research and Development Costs

In accordance with ASC 730-10, Research and Development, the Company expenses all research and development costs in the period they are incurred.

Stock-based Compensation

Stock compensation issued to employees and others is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. The fair value of stock-based compensation issued during the six months ended June 30, 2026 and 2025 was determined using the Black-Scholes option pricing model using the following input variables.

For the Six Months Ended
	June 30,	June 30,
	2026	2025
	(Unaudited)	(Unaudited)

Expected life in years	3.0 - 4.0	3.0 - 10.0
Volatility	70%	70%
Risk free interest rate	3.67% - 3.82%	4.25% - 4.53%
Expected dividends	None	None
Expected forfeitures	None	None

Black-Scholes valuation models require the input of highly subjective assumptions. The fair value of stock compensation awards was estimated with a volatility figure derived from using the midpoint volatility of a range of peer group volatilities. We similarly account for the expected life of options using the midpoint of an expected range of grantee exercise terms. We account for the expected life of warrants using their contractual life. The risk-free interest rate was determined using the US Federal Treasury rate on the grant/measurement date and the expected life of options and warrants.

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740, Accounting for Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized. Interest and penalties payable to taxing authorities are recorded as general and administrative expenses.

Earnings Per Share

Basic and diluted earnings per share (“EPS”) is based on the weighted-average number of common shares outstanding during the period. Diluted earnings per share adds the effect of potentially dilutive common share equivalents outstanding during the period to the current outstanding shares. There were 30,439,538 and 15,490,000 potentially dilutive common share equivalents during the six months ended June 30, 2026 and 2025, respectively. For both the six months ended June 30, 2026 and 2025, the common share equivalents were excluded from the calculation of weighted-average diluted shares, as the shares have an anti-dilutive effect due to the net loss for both periods.

Segment Reporting

The Company operates and manages its business as a single reportable segment related to regenerative medicine therapies utilizing allogeneic mesenchymal stem cells (“MSCs”). The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who evaluates performance, makes operating decisions and allocates resources based on a single measure of loss before income taxes. The CODM regularly receives expenses in total for the Company’s reportable segment.

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (“Subtopic 220-40”): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. This guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its financial statements.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

Going Concern

The preparation of financial statements in conformity with GAAP contemplates continuation of the Company as a going concern. The Company has negative working capital, negative cash flow from operations and has no assurance of future revenue. The Company had accumulated net losses of $32,329,989 through December 31, 2025. The Company’s current operations are funded by loans and the sale of stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plan to continue as a going concern is to raise additional equity capital until it can obtain FDA approval and begin to market its technology. No adjustments have been made to the carrying value of assets and classification of liabilities as a result of this uncertainty.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported periods. Amounts could materially change in the future.

Cash and Cash Equivalents

The Company considers all highly liquid holdings with maturities of three months or less at the time of purchase to be cash equivalents. The Company had no cash equivalents at December 31, 2025 or 2024. The Company maintains cash balances that at times exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in these accounts and believes it is not exposed to any credit risk in this area.

Property and Equipment

Property and equipment are recorded at historical cost and depreciated on a straight-line basis over their estimated useful lives of 5 years once the individual assets are placed in service. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvements or the remaining lease term. Depreciation and amortization expense for the years ended December 31, 2025 and 2024 amounted to $38,305 and $30,648, respectively.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Leases

The Company accounts for its leases in accordance with the provisions of FASB Accounting Standards Codification (“ASC”) 842, Leases, which requires, among other things, the recognition of a right-of-use (“ROU”) asset and lease liability, measured on a discounted basis, on the balance sheet for all leases with terms greater than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company has elected to not separate non-lease components from lease components.

Long-Lived Assets

In accordance with ASC 360-10, Property, Plant and Equipment, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. There was no impairment of long-lived assets identified during the years ended December 31, 2025 and 2024.

Research and Development Costs

In accordance with ASC 730-10, Research and Development, the Company expenses all research and development costs in the period they are incurred. Research and development costs totaled $3,542,159 and $3,988,908 during the years ended December 31, 2025 and 2024, respectively.

Debt Restructuring

Effective January 1, 2024, the Company restructured its debt with its parent PGG and Stem Med Scientific, Inc. (“Stem Med”), the 83.4% owner of PGG. As part of that restructuring the Company’s debt of $3,610,000, together with accrued interest of $426,485, to PGG were forgiven. A second note, due from the Company to Stem Med of $5,150,000, together with accrued interest of $891,606 was amended to forgive the accrued interest and it was converted into 5,722,222 shares of the Company’s common stock. Additionally, Stem Med was given the option to convert its note from PGG into shares of the Company. Stem Med exercised this option and its note payable from PGG to Stem Med was converted into 7,833,999 shares of the Company’s common stock on October 2, 2024. The forgiveness of debt and interest was recorded as a capital contribution, and the shares issued for the note from PGG to Stem Med was recorded as a distribution. See Note 3 for further details on these related party transactions.

Stock-based Compensation

Stock compensation issued to employees and others is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. The fair value of stock-based compensation issued during the years ended December 31, 2025 and 2024 was determined using the Black-Scholes option pricing model using the following input variables.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024

Expected life in years	3.0 - 10.0	6.0
Volatility	70%	100%
Risk free interest rate	4.25% - 4.53%	3.48%
Expected dividends	None	None
Expected forfeitures	None	None

Black-Scholes valuation models require the input of highly subjective assumptions. The fair value of stock compensation awards was estimated with a volatility figure derived from using the midpoint volatility of a range of peer group volatilities. We similarly account for the expected life of options using the midpoint of an expected range of grantee exercise terms. We account for the expected life of warrants using their contractual life. The risk-free interest rate was determined using the US Federal Treasury rate on the grant/measurement date and the expected life of options and warrants.

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740, Accounting for Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized. Interest and penalties payable to taxing authorities are recorded as general and administrative expenses.

Earnings Per Share

Basic and diluted earnings per share (“EPS”) is based on the weighted-average number of common shares outstanding during the period. Diluted earnings per share adds the effect of potentially dilutive common share equivalents outstanding during the period to the current outstanding shares. There were 15,490,000 and 13,320,000 potentially dilutive common share equivalents during the years ended December 31, 2025 and 2024, respectively. For both the years ended December 31, 2025 and 2024, the common share equivalents were excluded from the calculation of weighted-average diluted shares, as the shares have an anti-dilutive effect due to the net loss for the years.

Stock Split

On August 26, 2024, the Company effected a 100:1 forward stock split via a stock dividend. The Company has retroactively applied the stock split to all prior periods.

Segment Reporting

The Company operates and manages its business as a single reportable segment related to regenerative medicine therapies utilizing allogeneic mesenchymal stem cells (“MSCs”). The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who evaluates performance, makes operating decisions and allocates resources based on a single measure of loss before income taxes. From its inception through December 31, 2025, the Company has not generated any revenue. The CODM regularly receives expenses in total for the Company’s reportable segment.

Recent Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires public entities to disclose specific categories in its annual effective tax rate reconciliation and disaggregated information about significant reconciling items by jurisdiction and by nature. ASU 2023-09 also requires entities to disclose their income tax payments (net of refunds) to international, federal, and state and local jurisdictions. The Company adopted this ASU for the year ended December 31, 2025 on a retroactive basis. The adoption of ASU 2023-09 resulted in additional income tax disclosures, but did not have an impact on the financial position, results of operations or cash flows. Refer to Note 8, Income Taxes, for additional details.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (“Subtopic 220-40”): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. This guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its financial statements.